SHARE-BASED COMPENSATION RESERVE	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Options And Warrants Reserve [Abstract]
SHARE-BASED COMPENSATION RESERVE
13. SHARE-BASED COMPENSATION RESERVE
As of December 31, 2025, December 31, 2024 and December 31, 2023, the Company had the following warrants, share options and restricted share units (“RSUs”) outstanding under the Amended and Restated 2020 Stock Incentive Plan (the “2020 Stock Incentive Plan”) and Founders Awards (as defined below) outstanding:

	Year ended December 31,
	2025	2024	2023
Warrants	—	—	50,000
Share options	1,137,079	1,165,918	1,746,094
RSUs	927,840	611,831	—
Total grants outstanding under 2020 Stock Incentive Plan	2,064,919	1,777,749	1,796,094
Founders Awards granted in 2021	4,056,770	4,056,770	4,056,770
Total grants and awards outstanding	6,121,689	5,834,519	5,852,864

Changes in the share-based compensation reserve are as follows:

	OPTIONS, WARRANTS AND RESTRICTED SHARE UNITS	USD thousand
As at January 1, 2025	5,834,519	10,624
Share options expense	—	1,829
Share options granted	28,340	83
Share options exercised (Note 14)	(48,221)	(125)
Share options expired	(2,500)	(13)
Share options forfeited	(6,458)	(19)
Restricted Share Units expense	—	1,952
Restricted Share Units forfeited	(75,665)	(407)
Restricted Share Units granted	543,960	2,947
Restricted Share Units vested	(152,286)	(1,421)
As of December 31, 2025	6,121,689	15,450

As at January 1, 2024	5,852,864	7,414
Share options expense	—	2,172
Share options granted	41,787	72
Share options exercised (Note 14)	(384,454)	(1,001)
Share warrants exercised	(50,000)	(84)
Share options forfeited	(202,093)	(278)
Share options expired	(35,416)	(204)
Restricted share units granted	628,515	2,564
Restricted share units forfeited	(16,684)	(31)
As of December 31, 2024	5,834,519	10,624

As at January 1, 2023	5,562,984	4,411
Share options expense	—	2,667
Share options granted	359,666	509
Share options and warrants exercised	(39,786)	(95)
Share options forfeited	(26,042)	(52)
Share options expired	(3,958)	(26)
As at December 31, 2023	5,852,864	7,414